CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
REVENUES:
Time charter revenues (Note 2(n))	$ 1,334
EXPENSES:
Voyage expenses (Note 2(n))	54
Vessel operating expenses	360
Depreciation (Note 4)	354
General and administrative expenses	358
Management fees to related parties (Note 3)	74
Operating income	134
Net income and comprehensive income	134
Dividends on Series C preferred stock (Note 6(d))	69
Net income attributable to common stockholders	$ 65
Earnings per common share, basic (Note 7) | $ / shares	$ 0.01
Earnings per common share, diluted (Note 7) | $ / shares	$ 0.01
Weighted average number of common stock, basic (Note 7) | shares	8,820,240
Weighted average number of common stock, diluted (Note 7) | shares	12,275,691